SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 33,544,341	$ 1,300,429
Additions			43,871,579
Impairments
Translation differences			(32,385)
Cost, ending balance			33,544,341
Accumulated amortization, beginning balance		81,238	81,406
Depreciation			(168)
Accumulated amortization, ending balance		81,238	81,238
Intangible assets, ending balance		33,463,103	33,463,103
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]	81,238	2,301,580
Additions	[1]		366,325
Impairments	[1]		(2,478,491)
Translation differences	[1]		(108,176)
Cost, ending balance	[1]	81,238	81,238
Accumulated amortization, beginning balance	[1]	81,238
Depreciation	[1]		81,406
Translation differences	[1]		(168)
Accumulated amortization, ending balance	[1]	81,238	81,238
Intangible assets, ending balance	[1]
Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance			850,000
Additions
Impairments			(850,000)
Translation differences
Cost, ending balance
Accumulated amortization, beginning balance
Depreciation
Accumulated amortization, ending balance
Intangible assets, ending balance
Patent [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		33,463,103	42,961,382
Additions
Impairments			(9,498,279)
Translation differences
Cost, ending balance		33,463,103	33,463,103
Accumulated amortization, beginning balance
Depreciation
Accumulated amortization, ending balance
Intangible assets, ending balance		$ 33,463,103	$ 33,463,103

[1]	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)